Shareholders' Equity - Changes in Number of Issued Shares of Common Stock and Common Stock Held by SMFG or its Subsidiaries (Detail) - shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Common stock [member]
Disclosure of classes of share capital [line items]
At beginning of period	1,414,055,625	1,414,055,625	1,414,055,625
Net change	387,765
At end of period	1,414,443,390	1,414,055,625	1,414,055,625
Treasury stock [member]
Disclosure of classes of share capital [line items]
At beginning of period	4,028,883	46,830,882	46,814,201
Net change	(143,915)	(42,801,999)	16,681
At end of period	3,884,968	4,028,883	46,830,882